SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair value
Property and equipment, impairment loss	¥ 136	¥ 56
Operating lease right-of-use assets, impairment loss	31	33
Land use rights, impairment loss	13
Intangible assets, impairment loss	¥ 2	¥ 391
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Long-term investment, impairment loss	¥ 47	¥ 30
Assets held for sale, impairment loss	13	27
Short term investments
Equity securities with readily determinable fair values	69	81
Long term investments
Available-for-sale debt securities	175	230
Convertible Debt
Long term investments
Carrying amounts of convertible senior notes	3,514	3,594	¥ 3,537
Fair value of convertible senior notes	4,587	3,815	¥ 3,768
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Short term investments
Equity securities with readily determinable fair values	69	81
Long term investments
Employee benefit plan assets	8	5
Recurring basis | Significant Unobservable Inputs (Level 3)
Long term investments
Available-for-sale debt securities	175	230
Non-recurring basis
Fair value
Property and equipment	13	23
Operating lease right-of-use assets	47	21
Intangible assets		2,102
Long-term investment	175	11
Assets held for sale	583	1,795
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment	13	23
Operating lease right-of-use assets	47	21
Intangible assets		2,102
Long-term investment	175	11
Assets held for sale	¥ 583	¥ 1,795
Minimum | Measurement Input, Long-Term Revenue Growth Rate
Long term investments
Measurement input			0.01
Minimum | Measurement Input, Royalty Saving Rate
Long term investments
Measurement input		0.015
Minimum | Measurement Input, Discount Rate
Long term investments
Measurement input	0.092
Maximum | Measurement Input, Long-Term Revenue Growth Rate
Long term investments
Measurement input			0.02
Maximum | Measurement Input, Royalty Saving Rate
Long term investments
Measurement input		0.03
Maximum | Measurement Input, Discount Rate
Long term investments
Measurement input	0.12